SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance, beginning of period		$ (166,093)
Issuances of derivative liability			(171,118)
Reclassification to additional paid in capital		1,141,995
Change in fair value of derivative liability		(975,902)	5,025
Balance, end of period			$ (166,093)